Plant Acquisition	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Plant Acquisition	Plant Acquisition:
Walton County Power Plant
On June 28, 2024, we acquired Walton County Power, LLC, which owns the Walton County Power Plant, located near Monroe, Georgia, from Mackinaw Power, LLC, an affiliate of the Carlyle Group, Inc. Walton is a three-unit 450-megawatt natural gas-fired combustion turbine facility. In October 2024, we assumed direct ownership of the facility and eliminated Walton County Power, LLC.
The purchase price was $75,418,000 and other costs associated with the transaction were approximately $2,588,000 (consisting primarily of spare parts, legal and professional services). We accounted for the acquisition as an asset acquisition. We financed the acquisition on an interim basis through the issuance of commercial paper and submitted a loan application to the Rural Utilities Service for long-term financing. For any amounts not funded through the Rural Utilities Service, we intend to issue first mortgage bonds. We expect that any financing from the Rural Utilities Service or through first mortgage bonds will be secured under our first mortgage indenture.
The following amounts represent the identifiable assets acquired and liabilities assumed in the Walton County acquisition:

Classification
(dollars in thousands)
Recognized identifiable assets acquired and liabilities assumed:
Electric plant in service, net	$76,730
Other current assets	667
Other current liabilities	(1,979)
Total identifiable net assets	$75,418
Some of our members elected to take service (scheduling members) at the date of acquisition and some members have elected to defer (deferring members) their share of output through a date no later than January 2028. Prior to the deferring members’ use of Walton, their share of output is being sold into the wholesale market. Residual net results of operations, including related interest costs of deferring members are deferred as a regulatory asset. This regulatory asset will be amortized over the then remaining life of the plant, estimated to be 24 years at January 2028. Amortization of a deferring member's share of the regulatory asset will begin upon taking service. Revenues and costs of output associated with scheduling members are being recognized in the current period.